Summary Of Significant Accounting Policies (Tables) (Millburn Multi-Markets Trading L.P. [Member])	12 Months Ended
Dec. 31, 2013
Millburn Multi-Markets Trading L.P. [Member]
Schedule Of Management Fees

	2013	2012

US Feeder	$3,519,872	$4,581,555
Cayman Feeder	196,024	1,239,434
SPC Cayman Feeder (1)	574,319	101,496
Other (2)	95,103	185,297
Total	$4,385,318	$6,107,782

(1) For the year ended December 31, 2013, and the period from November 1, 2012 through December 31, 2012

(2) Direct investors in the Partnership

Schedule Of Selling Commissions And Platform Fees

					Total Selling Commissions
	Selling Commissions		Platform Fees		and Platform Fees
	2013	2012	2013	2012	2013	2012

U.S. Feeder	$3,023,015	$3,332,891	$40,283	$56,360	$3,063,298	$3,389,251
Cayman Feeder (1)	32,546	34,088	-	-	32,546	34,088

Total	$3,055,561	$3,366,979	$40,283	$56,360	$3,095,844	$3,423,339

(1) For the year ended December 31, 2013, and the period from March 1, 2012 through December 31, 2012

Schedule Of Operating Expenses And Administration Fees

For the year ended December 31, 2013, operating expenses and the administration fee were as follows:

Fund	Operating	Administration	Total
	Expenses	Fee

Partnership	$450,436	$130,010	$580,446
U.S. Feeder	502,043	-	502,043
Cayman Feeder	52,085	-	52,085
Cayman SPC Feeder	80,723	-	80,723
Total	$1,085,287	$130,010	$1,215,297

Borne by General Partner or Investment Adviser *	$(52,085)	$-	$(52,085)

For the year ended December 31, 2012, operating expenses and the administration fee were as follows:

Fund	Operating	Administration	Total
	Expenses	Fee

Partnership	$670,907	$166,778	$837,685
U.S. Feeder	514,466	-	514,466
Cayman Feeder	56,006	-	56,006
Cayman SPC Feeder	22,181	-	22,181
Total	$1,263,560	$166,778	$1,430,338

Borne by General Partner or Investment Adviser *	$(66,814)	$-	$(66,814)

* by General Partner (in the case of the Partnership and U.S. Feeder) or Investment Adviser (Cayman Feeder and Cayman SPC Feeder)

Schedule Of Financial Assets And Liabilities At Fair Value

Financial assets at fair value as of December 31, 2013

	Level 1	Level 2	Total

U.S. Treasury notes (1)	$217,995,184	$-	$217,995,184

Exchange-traded futures contracts
Energies	(224,818)	-	(224,818)
Grains	(126,282)	-	(126,282)
Interest rates	(1,796,511)	-	(1,796,511)
Livestock	44,850	-	44,850
Metals	1,705,450	-	1,705,450
Softs	64,547	-	64,547
Stock indices	5,683,387	-	5,683,387

Total exchange-traded futures contracts	5,350,623	-	5,350,623

Over-the-counter forward currency contracts	-	(28,560)	(28,560)

Total futures and forward currency contracts (2)	5,350,623	(28,560)	5,322,063

Total financial assets at fair value	$223,345,807	$(28,560)	$223,317,247

Per line item in Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in equity trading accounts (as collateral)	$52,444,713
Investments in U.S. Treasury notes	165,550,471
Total investments in U.S. Treasury notes	$217,995,184

(2)
Net unrealized appreciation on open futures and forward currency contracts	$5,422,647
Net unrealized depreciation on open futures and forward currency contracts	(100,584)
Net unrealized appreciation on open futures and forward currency contracts	$5,322,063

Financial assets at fair value as of December 31, 2012

	Level 1	Level 2	Total

U.S. Treasury notes (1)	$310,489,986	$-	$310,489,986

Exchange-traded futures contracts
Energies	(296,772)	-	(296,772)
Grains	(276,114)	-	(276,114)
Interest rates	1,306,878	-	1,306,878
Livestock	(156,800)	-	(156,800)
Metals	(522,700)	-	(522,700)
Softs	203,904	-	203,904
Stock indices	1,742,341	-	1,742,341

Total exchange-traded futures contracts	2,000,737	-	2,000,737

Over-the-counter forward currency contracts	-	1,256,551	1,256,551

Total futures and forward currency contracts (2)	2,000,737	1,256,551	3,257,288

Total financial assets at fair value	$312,490,723	$1,256,551	$313,747,274

Per line item in Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in equity trading accounts (as collateral)	$57,802,756
Investments in U.S. Treasury notes	252,687,230
Total investments in U.S. Treasury notes	$310,489,986

(2)
Net unrealized appreciation on open futures and forward currency contracts	$4,087,228
Net unrealized depreciation on open futures and forward currency contracts	(829,940)
Net unrealized appreciation on open futures and forward currency contracts	$3,257,288